OTHER ASSETS (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
OTHER ASSETS
Total other assets	$ 14,595,000	$ 14,596,000
Solar Incentive Program
OTHER ASSETS
Total other assets	6,500,000	6,500,000
Litigation Settlement
OTHER ASSETS
Total other assets	6,410,000	6,410,000
Promoter and Producer Contracts
OTHER ASSETS
Total other assets	485,000	485,000
Media Partnership
OTHER ASSETS
Total other assets	1,200,000	1,200,000
Note Receivable
OTHER ASSETS
Total other assets		150,000
Security Deposit
OTHER ASSETS
Total other assets	$ 0	$ 1,000